Investments in subsidiary undertakings, joint ventures and associates - Reconciliation of carrying amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of carrying amount
Carrying amount of the Group's interest in the joint venture (50%)	$ 1,915	$ 2,183
CPL
Reconciliation of carrying amount
Total net assets	2,278	2,714
Proportion owned by the joint venture partner (50%)	$ 1,139	$ 1,357
Interest in joint ventures held by partner (as a percent)	50.00%	50.00%
Carrying amount of the Group's interest in the joint venture (50%)	$ 1,139	$ 1,357
Interest in joint ventures (as a percent)	50.00%	50.00%
Dividends received	$ 0	$ 57